SUBSEQUENT EVENTS (Details)			1 Months Ended
	Mar. 26, 2024 USD ($)	Feb. 12, 2024 USD ($) director	Apr. 30, 2024 USD ($)	Feb. 29, 2024 USD ($)	Apr. 08, 2024 USD ($) $ / shares shares	Apr. 30, 2022 USD ($)
Indemnification Agreement
SUBSEQUENT EVENTS
Settlement amount payable						$ 450,000
IONM business | Held for sale
SUBSEQUENT EVENTS
Total consideration	$ 4,500,000
Cash consideration receivable	2,300,000
Threshold earnout payment receivable	$ 2,200,000
Earnout payment period	12 months
Subsequent Events | Indemnification Agreement
SUBSEQUENT EVENTS
Settlement amount payable				$ 1,000,000
Installment period				12 months
Subsequent Events | Centurion Debt
SUBSEQUENT EVENTS
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]			us-gaap:ShareSettlementMember
Subsequent Events | Convertible Debt
SUBSEQUENT EVENTS
Common shares issued to settle amounts owed			1,337,371
Debt repaid			$ 334,000
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]			us-gaap:ShareSettlementMember
Subsequent Events | Centurion debenture
SUBSEQUENT EVENTS
Common shares issued to settle amounts owed			236,164
Debt repaid			$ 141,000
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]			us-gaap:ShareSettlementMember
Subsequent Events | Innovation Neuromonitoring LLC [Member]
SUBSEQUENT EVENTS
Cancellation of future installment payments					$ 270,000
Subscription of shares | shares					437,247
Exchange price per share | $ / shares					$ 0.6175
Subsequent Events | Merger agreement between Danam Health Inc. and Assure Merger Corp.
SUBSEQUENT EVENTS
Convertible promissory note					$ 1,000,000
Subsequent Events | Merger agreement between Danam Health Inc. and Assure Merger Corp. | Convertible Debt
SUBSEQUENT EVENTS
Interest rate					10.00%
Subsequent Events | Danam Health, Inc. | Merger agreement between Danam Health Inc. and Assure Merger Corp.
SUBSEQUENT EVENTS
Number of directors in combined entity | director		5
Directors and officers insurance maintenance period		6 years
Maximum retained liability		$ 500,000
Termination fee payable		1,000,000
Threshold reimbursement expenses payable by breaching party		$ 250,000
Subsequent Events | Danam Health, Inc. | Merger agreement between Danam Health Inc. and Assure Merger Corp. | Assure equityholders
SUBSEQUENT EVENTS
Percentage of capital stock in combined entity		10.00%
Subsequent Events | Danam Health, Inc. | Merger agreement between Danam Health Inc. and Assure Merger Corp. | Danam equityholders
SUBSEQUENT EVENTS
Percentage of capital stock in combined entity		90.00%